CUSTOMER DEPOSITS (Details Narrative) - USD ($)	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Disclosure Customer Deposits Abstract
[custom:CustomerDepositCurrent-0]	$ 220,776	$ 188,385
Deferred Revenue	$ 241,292	$ 687,766